Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income tax expense
Current tax charge	$ 119	$ 110		$ 114
Adjustment in respect of previous periods	(5)	6		(11)
Total current tax	114	116		103
Deferred tax (credit)/charge	(14)	9		31
Deferred tax adjustment in respect of previous periods		(9)		(5)
Total deferred tax	(14)			26
Total income tax charge	$ 100	$ 116	[1]	$ 129	[1]

[1]	Refer to foreign currency translation in material accounting policies section.